Financial risk - Credit risk (Details)	Sep. 30, 2018	Sep. 30, 2017
Trading securities and financial assets designated at fair value
Fair value related to credit risk
Financial assets issued by financial institutions (as a percent)	40.00%	52.00%
Financial assets issued by government or semi-government authorities (as a percent)	56.00%	45.00%
Financial assets held in Australia (as a percent)	76.00%	76.00%
Trading securities and financial assets designated at fair value | Parent Entity
Fair value related to credit risk
Financial assets issued by financial institutions (as a percent)	39.00%	50.00%
Financial assets issued by government or semi-government authorities (as a percent)	58.00%	47.00%
Financial assets held in Australia (as a percent)	80.00%	81.00%
Available-for-sale securities
Fair value related to credit risk
Financial assets issued by financial institutions (as a percent)	27.00%	26.00%
Financial assets issued by government or semi-government authorities (as a percent)	73.00%	74.00%
Financial assets held in Australia (as a percent)	89.00%	90.00%
Available-for-sale securities | Parent Entity
Fair value related to credit risk
Financial assets issued by financial institutions (as a percent)	28.00%	27.00%
Financial assets issued by government or semi-government authorities (as a percent)	72.00%	73.00%
Financial assets held in Australia (as a percent)	96.00%	98.00%
Derivative financial instruments
Fair value related to credit risk
Financial assets issued by financial institutions (as a percent)	79.00%	77.00%
Financial assets held in Australia (as a percent)	84.00%	86.00%
Derivative financial instruments | Parent Entity
Fair value related to credit risk
Financial assets issued by financial institutions (as a percent)	79.00%	77.00%
Financial assets held in Australia (as a percent)	86.00%	86.00%